MARKETABLE SECURITIES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unrealized loss from available-for-sale securities	$ 13	$ 119	$ 170
Realized gain reclassified into earnings from marketable securities	333	0	0
Other Comprehensive Income (Loss) [Member]
Other comprehensive income from available-for-sale securities as of December 31, 2014	319	327
Unrealized loss from available-for-sale securities	24	(8)
Realized gain reclassified into earnings due to Sapiens deconsolidation	(45)
Realized gain reclassified into earnings from marketable securities	(298)
Other comprehensive income from available-for-sale securities as of December 31, 2015	$ 0	$ 319	$ 327